BANK AND OTHER BORROWINGS (Details Narrative)							1 Months Ended										9 Months Ended		12 Months Ended
	Jul. 21, 2022 USD ($)	Jul. 13, 2022 USD ($)	Jul. 08, 2022 USD ($)	May 31, 2022 USD ($)	May 28, 2022 USD ($)	Dec. 11, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023 CNY (¥)	Jul. 30, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 21, 2022 CNY (¥)	Jul. 13, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)	May 31, 2022 CNY (¥)	May 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest rate description	interest at 12.6%	interest at 14.4%	interest at 14.4%
Maturity date	Jul. 21, 2024	Jul. 13, 2024	Jul. 08, 2024
Interest expense																	$ 28,546	$ 21,077	$ 31,444	$ 17,816
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 149,000					$ 146,000				$ 149,000			$ 139,000							¥ 1,050,000						¥ 1,000,000		$ 68,000	¥ 465,000				¥ 910,000
Interest rate description				interest at 4.45%												interest at 4.10%
Maturity date				May 26, 2023					May 26, 2024		Feb. 11, 2024					Aug. 07, 2023
Interest rate									4.20%		4.00%		4.45%			4.10%
Huaneng Guicheng Trust Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 24,000									$ 24,000		$ 115,000														161,000						¥ 750,000
Interest rate description															interest at the base Loan Prime Rate of 3.85% plus 8.75%
Maturity date													May 21, 2024		Dec. 21, 2022
Interest rate													11.34%
Shenzhen Qianhai Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 24,000	$ 10,000	$ 79,000							$ 24,000	$ 79,000															161,000	¥ 69,000			¥ 500,750	¥ 500,000
Interest rate description				interest at 11.34%	interest at 11.34%	interest at 10.71%								interest at 3.6%
Maturity date				May 21, 2024	May 21, 2024									Dec. 11, 2021
We bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 23,000	$ 15,000				$ 8,000														¥ 57,000						¥ 153,000	¥ 99,000
Guang Dong Nanyuebank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 53,000	$ 34,000																								¥ 357,000	¥ 231,000
Huaneng Guicheng [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 57,000											$ 57,000													¥ 380,000	¥ 380,000
Maturity date												Jul. 21, 2024
Interest rate												12.60%
WeBank [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 10,000		$ 79,000				$ 13,000			$ 10,000	$ 79,000										¥ 96,000					¥ 69,000				¥ 500,750	¥ 500,000
Maturity date													May 21, 2024
Interest rate						10.71%							11.34%	3.60%
WeBank One [Member]
Line of Credit Facility [Line Items]
Principal amount												$ 15,000													99,000
Guangdong Nanyue Bank [Member]
Line of Credit Facility [Line Items]
Principal amount												$ 34,000													231,000
WeBank and Nanyue Bank [Member]
Line of Credit Facility [Line Items]
Maturity date							Jul. 13, 2025					Jul. 13, 2024
Interest rate							10.44%					14.40%
WeBank and Guangdong Nanyue Bank Co Ltd. [Member]
Line of Credit Facility [Line Items]
Maturity date												Jul. 08, 2024
WeBank Two [Member]
Line of Credit Facility [Line Items]
Principal amount												$ 23,000													153,000
Nanyue Bank [Member]
Line of Credit Facility [Line Items]
Principal amount												$ 53,000													¥ 357,000
Bank of Ningbo [Member]
Line of Credit Facility [Line Items]
Principal amount										$ 31,000														224,000
Bank of Ningbo and WeBank [Member]
Line of Credit Facility [Line Items]
Maturity date										Apr. 07, 2025
Interest rate										12.24%
Car Loan WeBank [Member]
Line of Credit Facility [Line Items]
Principal amount										$ 27,000														¥ 195,415
Maturity date										Apr. 10, 2028
Interest rate										6.54%
Nanyuebank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount							$ 18,000														¥ 133,000
China Construction Bank Loan One [Member]
Line of Credit Facility [Line Items]
Principal amount								$ 143,000														¥ 1,040,000
Interest rate								3.70%
Debt Instrument, Maturity Date								Jul. 17, 2026
China Construction Bank Loan Two [Member]
Line of Credit Facility [Line Items]
Principal amount								$ 114,000														¥ 817,000
Interest rate								3.85%
Debt Instrument, Maturity Date								Jul. 22, 2024